Operating Lease Liabilities	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Leases [Line Items]
Operating lease liabilities

10.    Operating lease liabilities:

December 31,
2019
Operating lease commitments	$1,107.6
Impact of discounting	(184.4)
Impact of changes in variable rates	19.1
Operating lease liabilities	942.3
Current portion of operating lease liabilities	(159.7)
Operating lease liabilities	$782.6

Operating lease liabilities relate to vessel sale-leaseback transactions and office operating leases. Vessel sale-leaseback transactions under operating lease arrangements are, in part, indexed to 3-months LIBOR, reset on a quarterly basis. For one of the Company’s vessel operating leases, an option to repurchase the vessel exists at the end of its lease term. For all other arrangements, the lease may be terminated prior to the end of the lease term, at the option of the Company, by repurchasing the respective vessels on a specified repurchase date at a pre-determined fair value amount. For one of these arrangements, if the Company elects not to repurchase the vessel, the lessor may choose not to continue the lease until the end of its term. Each sale-leaseback transaction contains financial covenants requiring the Company to maintain certain tangible net worth, interest coverage ratios and debt-to-assets ratios, as defined. These vessels are leased to customers under time charter arrangements.

Upon implementation of ASU 2016-02 on January 1, 2019, the lease terms were not reassessed. The Company continues to include the full term of the lease, including periods covered by the purchase options, in the measurement of lease liability, for all vessel sale-leaseback transactions under operating lease arrangements existing at date of implementation.

Operating lease costs related to vessel sale-leaseback transactions and office leases are summarized as follows:

Year ended December 31, 2019
Lease costs:
Operating lease costs	$160.0
Variable lease adjustments	(3.0)

Other information:
Operating cash outflow used for operating leases	153.2
Weighted average discount rate	4.8%
Weighted average remaining lease term	8 years